Asset Acquisition and Non-controlling Interest (“NCI”) - Narrative (Details) $ in Thousands, € in Millions				9 Months Ended
	Sep. 30, 2022 CAD ($)	Nov. 12, 2021 CAD ($) board_member	Nov. 12, 2021 EUR (€)	Mar. 31, 2023 CAD ($)	Sep. 20, 2022 CAD ($)	Jun. 30, 2022 CAD ($)	Nov. 12, 2021 EUR (€) board_member
Disclosure Of Detailed Information About Asset Acquisitions [Line Items]
Non-controlling interests				$ 31,061		$ 511
Aurora Sky Facility
Disclosure Of Detailed Information About Asset Acquisitions [Line Items]
Proportion of ownership interest				50.10%
Asset acquisition, maximum consideration payable				$ 25,000
Transfer (to) from investment in associates	$ 11,900
CannaHealth Therapeutics Inc.
Disclosure Of Detailed Information About Asset Acquisitions [Line Items]
Cash paid					$ 21,900
Cash used to settle tax obligations					$ 2,900
Amortisation period	5 years
Amortisation expense				1,900
CannaHealth Therapeutics Inc. | Prepaid Expenses
Disclosure Of Detailed Information About Asset Acquisitions [Line Items]
Amortisation expense				3,800
CannaHealth Therapeutics Inc. | Deposits
Disclosure Of Detailed Information About Asset Acquisitions [Line Items]
Amortisation expense				13,300
CannaHealth Therapeutics Inc. | Tax Payments
Disclosure Of Detailed Information About Asset Acquisitions [Line Items]
Amortisation expense				$ 2,900
Growery B.V.
Disclosure Of Detailed Information About Asset Acquisitions [Line Items]
Cash paid		$ 600					€ 0.4
Percentage of voting equity interests acquired		40.00%					40.00%
Number of supervisory board members right to nomination | board_member		2					2
Number of supervisory board members | board_member		3					3
Non-controlling interests		$ 900					€ 0.6
Intangible assets		2,000					1.4
Transaction costs		100	€ 0.1
Growery B.V. | Achieving Sufficient Profits Available For Distribution
Disclosure Of Detailed Information About Asset Acquisitions [Line Items]
Contingent consideration		5,800					4.0
Growery B.V. | Achieving Certain Revenue Targets
Disclosure Of Detailed Information About Asset Acquisitions [Line Items]
Contingent consideration		$ 4,300					€ 3.0